Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 132,774,663
Depreciation	44,179,632	$ 1,592,633	$ 46,163,693	$ 47,172,881
Ending balance	129,941,703	$ 4,684,272	132,774,663
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	130,727,527
Ending balance	127,989,504		130,727,527
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,047,136
Ending balance	1,952,199		2,047,136
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	934,074,194		918,234,715
Additions	38,284,083		26,420,747
Disposals	3,636,773		6,816,087
Transfers and reclassifications	4,479,497		1,969,871
Exchange effect	(6,797,031)		(5,735,052)
Ending balance	966,403,970		934,074,194	918,234,715
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,351,979		4,537,499
Disposals			179,132
Transfers and reclassifications	(47,516)
Exchange effect	(20,361)		(6,388)
Ending balance	4,284,102		4,351,979	4,537,499
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(803,346,667)		(770,150,860)
Depreciation	43,346,944		45,304,505
Disposals	(3,606,726)		(6,269,807)
Transfers and reclassifications	127,058		(842)
Exchange effect	(4,799,477)		(5,838,049)
Ending balance	(838,414,466)		(803,346,667)	(770,150,860)
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,304,843)		(2,247,258)
Depreciation	161,477		169,879
Disposals			(107,240)
Transfers and reclassifications	(127,058)
Exchange effect	(7,359)		(5,054)
Ending balance	(2,331,903)		(2,304,843)	(2,247,258)
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,690,613
Ending balance	1,491,343		1,690,613
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	459,622
Ending balance	549,010		459,622
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,690,613		1,692,123
Additions	0
Disposals	0
Transfers and reclassifications	(96,439)
Exchange effect	(102,831)		(1,510)
Ending balance	1,491,343		1,690,613	1,692,123
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	459,622		459,635
Transfers and reclassifications	96,439
Exchange effect	(7,051)		(13)
Ending balance	549,010		459,622	459,635
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Disposals	0
Transfers and reclassifications	0
Exchange effect	0
Ending balance	0		0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Transfers and reclassifications	0
Exchange effect	0
Ending balance	0		0
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,406,222
Ending balance	15,642,511		17,406,222
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,443,766
Ending balance	1,327,276		1,443,766
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,257,510		38,437,588
Additions	0
Disposals	20,455		1,316,833
Transfers and reclassifications	114,081		109,586
Exchange effect	(523,656)		27,169
Ending balance	36,827,480		37,257,510	38,437,588
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,451,311		2,637,271
Disposals			179,132
Transfers and reclassifications	(18,542)
Exchange effect	(10,380)		(6,828)
Ending balance	2,422,389		2,451,311	2,637,271
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,851,288)		(18,950,520)
Depreciation	1,474,241		1,688,455
Disposals	(20,455)		(788,342)
Transfers and reclassifications	1,645
Exchange effect	(121,750)		655
Ending balance	(21,184,969)		(19,851,288)	(18,950,520)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,007,545)		(1,019,036)
Depreciation	94,130		100,454
Disposals			(107,240)
Transfers and reclassifications	(1,645)
Exchange effect	(4,917)		(4,705)
Ending balance	(1,095,113)		(1,007,545)	(1,019,036)
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93,881,980
Ending balance	86,901,818		93,881,980
Machinery and equipment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	0
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	871,569,325		865,547,572
Additions	0
Disposals	3,587,695		5,305,744
Transfers and reclassifications	35,718,256		17,142,065
Exchange effect	(5,893,187)		(5,814,568)
Ending balance	897,806,699		871,569,325	865,547,572
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	125,413		125,413
Transfers and reclassifications	(125,413)
Exchange effect	0
Ending balance	0		125,413	125,413
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(777,687,345)		(745,722,965)
Depreciation	41,329,061		43,089,767
Disposals	(3,580,477)		(5,301,373)
Transfers and reclassifications	125,413
Exchange effect	(4,656,461)		(5,824,014)
Ending balance	(810,904,881)		(777,687,345)	(745,722,965)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(125,413)		(125,413)
Depreciation	0
Transfers and reclassifications	(125,413)
Exchange effect	0
Ending balance	0		(125,413)	(125,413)
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,166
Ending balance	8,851		12,166
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,898		65,909
Additions	0
Disposals	791		10,856
Transfers and reclassifications	2,158
Exchange effect	(306)		(155)
Ending balance	55,959		54,898	65,909
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(42,732)		(47,794)
Depreciation	5,310		5,334
Disposals	(791)		(10,412)
Transfers and reclassifications	0
Exchange effect	(143)		16
Ending balance	(47,108)		(42,732)	(47,794)
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,193,439
Ending balance	1,082,791		1,193,439
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	143,748
Ending balance	75,913		143,748
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,908,778		6,842,124
Additions	0
Disposals	5,010		169,716
Transfers and reclassifications	433,504		246,622
Exchange effect	(32,098)		(10,252)
Ending balance	7,305,174		6,908,778	6,842,124
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,315,633		1,315,180
Transfers and reclassifications	0
Exchange effect	(2,930)		453
Ending balance	1,312,703		1,315,633	1,315,180
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,715,339)		(5,383,434)
Depreciation	531,085		513,055
Disposals	(5,003)		(169,680)
Transfers and reclassifications	0		1,082
Exchange effect	(19,038)		(12,552)
Ending balance	(6,222,383)		(5,715,339)	(5,383,434)
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,171,885)		(1,102,809)
Depreciation	67,347		69,425
Transfers and reclassifications	0
Exchange effect	(2,442)		(349)
Ending balance	(1,236,790)		(1,171,885)	(1,102,809)
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,811
Ending balance	6,157		13,811
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,774		65,883
Additions	0
Disposals	0
Transfers and reclassifications	204		62
Exchange effect	(2,696)		(2,171)
Ending balance	61,282		63,774	65,883
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(49,963)		(46,147)
Depreciation	7,247		7,894
Disposals	0
Transfers and reclassifications	0		(1,924)
Exchange effect	(2,085)		(2,154)
Ending balance	(55,125)		(49,963)	(46,147)
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,529,296
Ending balance	22,856,033		16,529,296
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,529,296		5,583,516
Additions	38,284,083		26,420,747
Disposals	22,822		12,938
Transfers and reclassifications	(31,692,267)		(15,528,464)
Exchange effect	(242,257)		66,435
Ending balance	22,856,033		16,529,296	$ 5,583,516
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Disposals	0
Transfers and reclassifications	0
Exchange effect	0
Ending balance	$ 0		$ 0